Trust Preferred Securities (Details) (USD $)	1 Months Ended	12 Months Ended	1 Months Ended			1 Months Ended
	Sep. 30, 2005	Dec. 31, 2012	Sep. 30, 2000 Rurban Statutory Trust (RST I) [Member]	Dec. 31, 2012 Rurban Statutory Trust (RST I) [Member]	Dec. 31, 2011 Rurban Statutory Trust (RST I) [Member]	Sep. 30, 2005 Rurban Statutory Trust (RST II) [Member]	Dec. 31, 2012 Rurban Statutory Trust (RST II) [Member]	Dec. 31, 2011 Rurban Statutory Trust (RST II) [Member]
Trust Preferred Securities (Textual)
Capital Securities			10,000			10,000
Liquidation amount per security			$ 1,000			$ 1,000
Secured note payable description of LIBOR rate plus						Interest rate that changes quarterly and is based on the 3-month LIBOR
Outstanding principal balance				$ 10,000,000	$ 10,000,000		$ 10,000,000	$ 10,000,000
Capital Securities, semi-annually rate			10.60%
Maturity Date, Description	September 7, 2030, at the option of the Company: on or after September 7, 2020 at par; or on or after September 7, 2010 at a premium.	Between 2013 and 2015.